Short-term deposits (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)
Short Term And Long Term Deposits [Line Items]
Short-term deposits	$ 1,604,198		$ 1,325,068
RMB
Short Term And Long Term Deposits [Line Items]
Short-term deposits	340,355	¥ 2,170,000	685,068	¥ 4,470,002
US$
Short Term And Long Term Deposits [Line Items]
Short-term deposits	$ 1,263,843		$ 640,000